Property, Plant and Equipment - Composition of and Movement in Net Property, Plant and Equipment (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	€ 33,295	€ 34,225
First application of IFRS 16	(249)
Additions	5,992	6,141
Depreciation	(5,613)	(5,751)
Disposals	(266)	(71)
Transfers and others	(410)	(780)
Translation differences and hyperinflation adjustments	(89)	(469)
Exclusion of companies	(432)
Property, plant and equipment at end of period	32,228	33,295
Total additions of property, plant and equipment	6,051
Land and buildings
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	4,310	4,383
First application of IFRS 16	(9)
Additions	37	42
Depreciation	(334)	(368)
Disposals	(227)	(29)
Transfers and others	61	77
Translation differences and hyperinflation adjustments	(56)	205
Exclusion of companies	(179)
Property, plant and equipment at end of period	3,603	4,310
Plant and machinery
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	25,346	25,297
First application of IFRS 16	(107)
Additions	1,258	1,305
Depreciation	(4,845)	(4,905)
Disposals	(33)	(6)
Transfers and others	3,638	4,204
Translation differences and hyperinflation adjustments	(58)	(549)
Exclusion of companies	(193)
Property, plant and equipment at end of period	25,006	25,346
Furniture, tools and other items
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	1,201	1,267
First application of IFRS 16	(133)
Additions	129	134
Depreciation	(434)	(478)
Disposals	(4)	(21)
Transfers and others	503	340
Translation differences and hyperinflation adjustments	7	(41)
Exclusion of companies	(21)
Property, plant and equipment at end of period	1,248	1,201
PP&E in progress
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	2,438	3,278
First application of IFRS 16	0
Additions	4,568	4,660
Depreciation	0	0
Disposals	(2)	(15)
Transfers and others	(4,612)	(5,401)
Translation differences and hyperinflation adjustments	18	(84)
Exclusion of companies	(39)
Property, plant and equipment at end of period	€ 2,371	€ 2,438